Net Loss From Continuing Operations - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 97,798	$ 93,875	$ 93,776
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	88,542	85,147	84,878
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	3,409	3,076	2,863
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	4,518	4,339	4,606
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 1,329	$ 1,313	$ 1,429